Disclosure of detailed information about foreign currency risk (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements Line Items
Cash	$ 1,246,244	$ 411,223	$ 2,312,279	$ 3,175,292
Accounts receivable	1,224,235	653,445
Accounts payable	(1,312,517)	(878,699)
Amounts held in CAD [Member]
Statements Line Items
Cash	15,666	15,882
Accounts receivable	46,979	32,976
Accounts payable	(210,555)	(80,000)
Net assets (liabilities)	$ (147,910)	$ (31,142)